Condensed Consolidated Interim Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Cash Flows from Operating Activities
Net income	$ 7,376	$ 4,426	$ 11,340	$ 6,791	$ 14,462
Adjustments to the profit or loss items:
Depreciation and impairment	3,746	3,229	7,357	6,466	13,808
Financial expenses net	1,318	1,151	2,500	2,751	6,717
Cost of share-based payment	95	235	270	476	874
Taxes on income	(1,623)	63	1,026	137	(1,128)
Loss (gain) from sale of property and equipment		(1)	(8)	(1)	11
Change in employee benefit liabilities, net	58	(7)	74	(11)	52
Adjustments to the profit or loss items	3,594	4,670	11,219	9,818	20,334
Changes in asset and liability items:
Increase in trade receivables, net	(2,113)	(7,365)	(8,670)	(6,755)	(1,977)
Decrease in other accounts receivables	1,749	1,458	1,078	942	593
Decrease (increase) in inventories	(3,721)	5,634	(3,260)	9,765	9,659
Decrease in contract asset	118	127	212	239	476
Increase (decrease) in trade payables	(383)	3,693	(4,131)	(5,092)	1,226
Increase (decrease) in other accounts payables	1,161	1,013	(883)	(1,038)	1,413
Increase (decrease) in deferred revenues	(28)	1	6	(121)	23
Total Changes in asset and liability	(3,217)	4,561	(15,648)	(2,060)	11,413
Cash received (paid) during the period for:
Interest paid	(208)	(137)	(384)	(266)	(594)
Interest received	453	508	987	788	2,118
Taxes (paid) received	23	(65)	(6)	(88)	(139)
Cash (paid) received during the year	268	306	597	434	1,385
Net cash provided by operating activities	8,021	13,963	7,508	14,983	47,594
Cash Flows from Investing Activities
Purchase of property and equipment and intangible assets	(2,014)	(3,010)	(3,482)	(5,692)	(10,740)
Proceeds from sale of property and equipment		1	8	1	1
Net cash used in investing activities	(2,014)	(3,009)	(3,474)	(5,691)	(10,739)
Cash Flows from Financing Activities
Proceeds from exercise of share base payments	3	1	49	2	7
Repayment of lease liabilities	(404)	(327)	(418)	(571)	(1,251)
Repayment of other long-term liabilities	(4,184)	(2,352)	(4,509)	(7,848)	(12,667)
Dividends Paid	(11,534)		(11,534)
Net cash used in financing activities	(16,119)	(2,678)	(16,412)	(8,417)	(13,911)
Exchange differences on balances of cash and cash equivalent	(153)	77	(72)	31	(150)
Increase (decrease) in cash and cash equivalents	(10,265)	8,353	(12,450)	906	22,794
Cash and cash equivalents at the beginning of the period	76,250	48,194	78,435	55,641	55,641
Cash and cash equivalents at the end of the period	65,985	56,547	65,985	56,547	78,435
Significant non-cash transactions
Right-of-use asset recognized with corresponding lease liability	157	215	509	521	3,304
Purchase of property and equipment and Intangible assets	$ 1,030	$ 272	$ 1,030	$ 272	$ 1,955